Financial Instruments - Schedule of Financial Instruments, Other than Cash and Short-Term Deposits (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
At Amortised Cost [Member]
Financial assets
Trade and other receivables	$ 33,246	$ 47,894
Total Current Assets	33,246	47,894
Restricted cash	15,715,996	15,470,178
Total Non-Current Assets	15,715,996	15,470,178
TOTAL ASSETS	15,749,242	15,518,072
Financial liabilities
Trade and other payables	24,367,006	17,971,783
Funding from related party	2,355,328	5,854,852
Warrants liabilities
Total Current Liabilities	26,722,334	23,826,635
Offtake prepayment	15,000,000	15,000,000
Total Non-Current Liabilities	15,000,000	15,000,000
TOTAL LIABILITIES	41,722,334	38,826,635
Fair Value Through Profit or Loss [Member]
Financial assets
Trade and other receivables
Total Current Assets
Restricted cash
Total Non-Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Funding from related party
Warrants liabilities	81,643,610	40,919,123
Total Current Liabilities	81,643,610	40,919,123
Offtake prepayment
Total Non-Current Liabilities
TOTAL LIABILITIES		40,919,123
Fair value through OCI [Member]
Financial assets
Trade and other receivables
Total Current Assets
Restricted cash
Total Non-Current Assets
TOTAL ASSETS